Additional information - condensed financial statements of the Company (Details 4) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net (loss)/income	(564,345)	1,755,351	(193,499)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Share based compensation expense	40,187	71,785	96,199
Share of (income)/loss from subsidiaries	1,800
Amortization of deferred issuance cost and accretion of convertible notes	140,894	123,915	127,949
Change in fair value of derivatives	(63,147)	(74,528)	49,071
Exchange loss	(57,989)	(18,044)	(2,138)
Loss from senior convertible notes buyback	(4,312)		24,156
Acquisition gain	(187,387)
Changes in operating assets and liabilities:
Acquisition of trading securities			353,588
(Increase)/decrease in other current assets	180,187	(342,296)	(23,144)
Decrease in interest payable	(448)	(1,629)	(3,328)
Net cash provided by operating activities	364,370	1,279,514	1,129,132
Cash flows from investing activities:
Proceeds from sale of available-for-sale securities		231,163	66,000
Net cash used in investing activities	(2,061,140)	(1,678,894)	(557,153)
Cash flows from financing activities:
Repurchase of convertible notes	(28,469)		(459,601)
Proceeds from exercise of stock options	23,075	8,276	16,841
Net cash (used in)/provided by financing activities	3,310,389	838,276	(242,760)
Effect of exchange rate changes on cash and cash equivalents	(14,009)	(16,662)	(4,755)
Net increase in cash and cash equivalents	1,599,610	422,234	324,464
Cash and cash equivalents at the beginning of the year	2,289,482	1,867,248	1,542,784
Cash and cash equivalents at the end of the year	3,889,092	2,289,482	1,867,248
JA Solar Holdings Co., Ltd.
Cash flows from operating activities:
Net (loss)/income	(564,345)	1,755,351	(193,499)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Share based compensation expense	1,676	(602)	(1,094)
Share of (income)/loss from subsidiaries	465,989	(1,724,291)	(118,797)
Amortization of deferred issuance cost and accretion of convertible notes	140,894	123,915	122,648
Change in fair value of derivatives	(57,015)	(75,552)	55,559
Exchange loss	96,122	66,309	7,162
Loss from senior convertible notes buyback	(4,312)		24,156
Investment income from available-for-sale securities		(231,163)
Acquisition gain	(187,387)
Changes in operating assets and liabilities:
Acquisition of trading securities			353,588
(Increase)/decrease in receivables from subsidiaries	12,890	8,231	(122)
(Increase)/decrease in other current assets	29,425	(25,708)	(4,315)
Increase /(Decrease) in other payables to subsidiaries and employees	6,572	(1,401)	1,401
Increase/(decrease) in accrued and other liabilities	(15,167)	42,634	28
Decrease in interest payable	(631)	(1,629)	(3,328)
Net cash provided by operating activities	(75,289)	(63,906)	243,387
Cash flows from investing activities:
Loans granted to subsidiaries	(3,160)	(31,697)	(249,269)
Loans repayment by subsidiaries	93,116	49,769	173,715
Proceeds from sale of available-for-sale securities		231,163
Net cash used in investing activities	89,956	249,235	(75,554)
Cash flows from financing activities:
Proceeds from long-term loan from subsidiaries	51,314		204,846
Repurchase of convertible notes	(28,469)		(459,601)
Repayment of long-term loan from subsidiaries	(9,851)	(204,846)
Proceeds from exercise of stock options	23,075	8,276	16,841
Net cash (used in)/provided by financing activities	36,069	(196,570)	(237,914)
Effect of exchange rate changes on cash and cash equivalents	(1,751)	(1,647)	(1,956)
Net increase in cash and cash equivalents	48,985	(12,888)	(72,037)
Cash and cash equivalents at the beginning of the year	28,024	40,912	112,949
Cash and cash equivalents at the end of the year	77,009	28,024	40,912